PROVISIONS, CONTINGENT LIABILITIES AND CONTINGENT ASSETS (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current provisions	R$ 670.9	R$ 559.6
Current provisions	440.9	418.4
Total provisions	1,111.8	978.0	R$ 919.7
Provision for taxes other than income tax [member]
IfrsStatementLineItems [Line Items]
Non-current provisions	167.2	168.6
Current provisions	158.7	113.7
Total provisions	325.9	282.3	247.1
Provisions For Labor [Member]
IfrsStatementLineItems [Line Items]
Non-current provisions	139.4	82.7
Current provisions	55.7	67.2
Total provisions	195.1	149.9	132.1
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Non-current provisions	183.7	113.4
Current provisions	188.3	226.8
Total provisions	372.0	340.2	335.9
Miscellaneous other provisions [member]
IfrsStatementLineItems [Line Items]
Non-current provisions	180.6	194.9
Current provisions	33.6	7.4
Total provisions	214.2	202.3	192.8
Total Contingent Provisions [Member]
IfrsStatementLineItems [Line Items]
Non-current provisions	670.9	559.6
Current provisions	436.3	415.1
Total provisions	1,107.2	974.7
Restructuring provision [member]
IfrsStatementLineItems [Line Items]
Non-current provisions
Current provisions	4.6	3.3
Total provisions	R$ 4.6	R$ 3.3	R$ 11.8